CAPITAL AND RESERVES - Issuance of Common Shares Related to Acquisitions (Details) - USD ($) $ in Thousands																							12 Months Ended
	Dec. 21, 2022	Nov. 18, 2022	Nov. 16, 2022	Nov. 07, 2022	Sep. 23, 2022	Sep. 16, 2022	Aug. 05, 2022	Jun. 07, 2022	Apr. 29, 2022	Nov. 30, 2021	Nov. 17, 2021	Jul. 08, 2021	May 28, 2021	May 11, 2021	Mar. 15, 2021	Dec. 18, 2020	Nov. 10, 2020	Aug. 03, 2020	Jun. 09, 2020	May 07, 2020	Apr. 20, 2020	Mar. 10, 2020	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of range of exercise prices of outstanding share options [line items]
Proceeds from issuing shares																							$ 0	$ 286,207	$ 300,880
Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)													1,380,000						2,300,000
Proceeds from issuing shares													$ 286,207						$ 300,880
Adbid | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)	10,728
Proceeds from issuing shares	$ 1,821
Vertic | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)		41,252
Proceeds from issuing shares		$ 7,312
eWave's | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)			32,524
Proceeds from issuing shares			$ 5,859
KTBO | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)				9,624
Proceeds from issuing shares				$ 1,540
Sysdata | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)					19,640
Proceeds from issuing shares					$ 4,052
Grupo Assa | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)						34,754												20,918
Proceeds from issuing shares						$ 7,224												$ 3,681
Atix | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)							4,534
Proceeds from issuing shares							$ 850
Genexus | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)								21,328
Proceeds from issuing shares								$ 4,947
Cloudshift | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)									8,761
Proceeds from issuing shares									$ 2,251
Navint | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)										7,032
Proceeds from issuing shares										$ 2,100
Xappia | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)											2,502				8,415
Proceeds from issuing shares											$ 750				$ 1,750
Walmeric | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)												10,842
Proceeds from issuing shares												$ 2,372
Hybrido | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)														10,088
Proceeds from issuing shares														$ 2,149
Installment payment														$ 2,152
BlueCap | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																189,287
Proceeds from issuing shares																$ 40,354
GMR | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																	5,551
Proceeds from issuing shares																	$ 1,060
Avanxo S.A. | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																				2,730	6,346
Proceeds from issuing shares																				$ 294	$ 684
Ratio | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																						2,018
Proceeds from issuing shares																						$ 225
TOTAL | Ordinary shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of shares issued and sold (in shares)																							183,145	38,879	226,850
Proceeds from issuing shares																							$ 35,856	$ 9,121	$ 46,298